Related parties	12 Months Ended
Dec. 31, 2022
Related party transactions [abstract]
Related parties
49 Related parties
In the normal course of business, ING Group enters into various transactions with related parties. Parties are considered to be related if one party has the ability to control or exercise significant influence over the other party in making financial or operating decisions. Related parties of ING Group include, among others, its subsidiaries, associates, joint ventures, key management personnel, and various defined benefit and contribution plans. For post-employment benefit plans, reference is made to Note 36 'Pensions and other post-employment benefits' Transactions between related parties include rendering or receiving of services, leases, transfers under finance arrangements and provisions of guarantees or collateral. All transactions with related parties took place at conditions customary in the market. There are no significant provisions for doubtful debts or individually significant bad debt expenses recognised on outstanding balances with related parties.
Subsidiaries

Transactions with ING Groep N.V.'s main subsidiaries
in EUR million	2022	2021
Assets	65,704	56,349
Liabilities	56	55

Income received	1,426	1,158
Expenses paid	4	15

Transactions between ING Groep N.V. and its subsidiaries are eliminated on consolidation. Reference is made to Note 47 'Principal subsidiaries, investments in associates and joint ventures' for a list of principal subsidiaries and their statutory place of incorporation.
Assets from ING’s subsidiaries mainly comprise long-term funding. Liabilities to ING’s subsidiaries mainly comprise short-term deposits.
Associates and joint ventures

Transactions with ING Group’s main associates and joint ventures
	Associates		Joint ventures
in EUR million	2022	2021	2022	2021
Assets	121	115	0	0
Liabilities	309	417	1	3
Off-balance sheet commitments	28	24	0	0

Income received	12	42	0	0
Expenses paid	0	0	0	0
Assets, liabilities, commitments, and income related to Associates and joint ventures result from transactions which are executed as part of the normal Banking business.
Key management personnel compensation
The Executive Board of ING Groep N.V., the Management Board Banking and the Supervisory Board are considered Key Management personnel of ING Group. In 2022 and 2021, the three members of the Executive Board of ING Groep N.V. were also members of the Management Board Banking.
Transactions with key management personnel, including their compensation are included in the tables below.

Key management personnel compensation (Executive Board and Management Board Banking)
2022 in EUR thousands	Executive Board of ING Groep N.V.	Management Board Banking [1]	Total
Fixed Compensation
– Base salary	4,220	4,969	9,189
– Collective fixed allowances [2]	1,011	1,073	2,084
– Pension costs	70	116	186
– Severance benefits		932	932
Variable compensation
– Upfront cash		803	803
– Upfront shares	268	803	1,071
– Deferred cash		1,204	1,204
– Deferred shares	401	1,204	1,605
– Other emoluments [3]	296	638	934
Total compensation	6,266	11,742	18,008
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 114,866.
3This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.

Key management personnel compensation (Executive Board and Management Board Banking)
	Executive Board of ING Groep N.V. [3]	Management Board Banking [1,4]	Total
2021 in EUR thousands
Fixed Compensation
– Base salary	3,836	5,024	8,860
– Collective fixed allowances [2]	954	1,214	2,168
– Pension costs	64	116	180
– Severance benefits		1,075	1,075
Variable compensation
– Upfront cash		664	664
– Upfront shares	265	691	956
– Deferred cash		997	997
– Deferred shares	398	1,036	1,434
– Other emoluments [5]	274	959	1,233
Total compensation	5,791	11,776	17,567
1Excluding members of the Management Board Banking that are also members of the Executive Board of ING Groep N.V.
2The collective fixed allowances consist of two savings allowances applicable to employees in the Netherlands; an individual savings allowance of 3.5% and a collective savings allowance to compensate for loss of pension benefits with respect to salary in excess of EUR 112,189.
3In 2021 one member of the Executive Board joined ING during the year. The table includes compensation earned in the capacity as Executive Board member as of the appointment at the AGM on 26 April 2021.
4One member of the Management Board Banking left ING during the reporting year 2021. In line with applicable regulation a severance payment was granted.
5This includes amongst others: housing, school/tuition fees, international health insurance, relocation costs and tax and financial planning.
ING indemnifies the members of the EB against direct financial losses in connection with claims from third parties filed, or threatened to be filed, against them by virtue of their service as a member of the EB, as far as permitted by law, on the conditions laid down in the Articles of Association and their commission contract. ING has taken out liability insurance for the members of the EB.
In accordance with the Articles of Association ING indemnifies the members of the Supervisory Board as far as legally permitted against direct financial losses in connection with claims from third parties filed or threatened to be filed against them by virtue of their service as a member of the Supervisory Board.
Key management personnel compensation is generally included in Staff expenses in the statement of profit or loss. The total remuneration of the Executive Board and Management Board Banking is disclosed in the table above. Under IFRS, certain components of variable remuneration are not recognised in the statement of profit or loss directly, but are allocated over the vesting period of the award. The comparable amount recognised in Staff expenses in 2022 relating to the fixed expenses of 2022 and the vesting of variable remuneration of earlier performance years, is EUR 14 million in 2022 (2021: EUR 13 million).
The table below shows the total of fixed remuneration, expense allowances and attendance fees for the Supervisory Board in 2022 and 2021.

Key management personnel compensation (Supervisory Board)
in EUR thousands	2022	2021
Total compensation	1,048	994
Loans and advance to key management personnel
As at 31 December 2022 Loans and advances outstanding to key management personnel amounted to EUR 2.7 million (2021: EUR 2.4 million) and loan commitments to key management personnel amounted to EUR 203 thousand (2021: EUR 197 thousand). Total interest received in 2022 on these loans and advances amounted to EUR 62 thousand (EUR 37 thousand).
These loans and advances and loan commitments (1) were made in the ordinary course of business, (2) were granted on conditions that are comparable to those of loans and advances granted to all employees and (3) did not involve more than the normal risk of collectability or present other unfavourable features. Loans and advances to members of the Executive Board and Management Board Banking are compliant with the standards set out in the DNB guidelines for loans to officers and directors of a regulated entity, such as ING.
Deposits outstanding to key management personnel
As at 31 December 2022 Deposits outstanding from key management personnel amounted to EUR 11.5 million (2021: EUR 6.1 million). Total interest paid in 2022 on these deposits amounted to EUR 36 thousand (2021: EUR 14 thousand).
ING shares held by key management personnel

Number of ING Groep N.V. shares and stock options to key management personnel
	ING Groep N.V. shares
in numbers	2022	2021
Executive Board members	108,217	91,853
Management Board Banking	294,574	237,525
Supervisory Board members	5,295	5,295
Total number of shares and stock options	408,086	334,673